SUBSEQUENT EVENTS (Series B Debentures) (Detail) - Series B Debentures - Bonds Payable $ in Millions	Feb. 16, 2020 USD ($)	Feb. 16, 2020 ILS (₪)
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 74.1	₪ 254,100,000
Contractual interest rate, percentage	3.93%	3.93%
Principal of installment payments as percent of face amount	33.33%
Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 74.1	₪ 254,100,000
Contractual interest rate, percentage	3.93%	3.93%
Principal of installment payments as percent of face amount	33.33%